INCOME TAXES - Income tax provision (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Federal
Current						$ 240,507
Deferred			$ (4,177)			(398,526)
Change in valuation allowance			4,177			398,526
Income tax provision	$ 254,792	$ 139,736	$ 0	$ 686,892	$ 169,952	$ 240,507